Deposits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Interest expense for time deposits	$ 236,000	$ 240,000	$ 250,000